Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	€ 4,104	€ 4,420
Hedges	(3,100)	(3,188)
Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1,777	1,743
Hedges	(1,562)	€ (1,543)
US Dollar | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	1,814
Hedges	(1,526)
US Dollar | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1,127
Hedges	(1,023)
JPY | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	600
Hedges	(354)
JPY | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	6
Hedges	(6)
GBP | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	259
Hedges	(173)
GBP | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	10
Hedges	(10)
CNY | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	304
Hedges	(267)
CNY | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	177
Hedges	(177)
PLN | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	53
Hedges	(32)
PLN | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	2
Hedges	(2)
CAD | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	260
Hedges	(159)
CAD | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure
Hedges
AUD | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	160
Hedges	(98)
AUD | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure
Hedges
CHF | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	154
Hedges	(105)
CHF | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1
Hedges	(1)
KRW | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	143
Hedges	(85)
KRW | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure
Hedges
ILS | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	5
Hedges	(3)
ILS | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	206
Hedges	(128)
EUR | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	187
Hedges	(186)
EUR | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	178
Hedges	(178)
Others | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	165
Hedges	(112)
Others | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	70
Hedges	€ (37)